Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period	$ 3,377	$ 3,755	$ 2,953
Rights purchased	1	5	156
Rights capitalized	276	373	590
Rights sold	(188)	(440)	(255)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	235	66	804
Due to revised assumptions or models	43	12	(29)
Other changes in fair value	(375)	(394)	(464)
Balance at end of period	$ 3,369	$ 3,377	$ 3,755
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue